Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Summary of Purchase Consideration
The following table summarizes the fair values of assets acquired and liabilities assumed at the date of the acquisition (in thousands):

Consideration:
Cash (net of cash acquired)	$7,826

Assets acquired and liabilities assumed:
Current assets (excluding cash)	$1,232
Intangible assets	9,380
Assumed current liabilities	(3,604)

Net assets acquired	7,008
Goodwill	818

Net assets acquired	$7,826

Schedule of Fair Value of Identifiable Intangible Assets Acquired
The fair value of the identifiable intangible assets acquired include the following (in thousands):

	Fair Value	Estimated useful life
Customer relationships - car renters	$6,720	1.4
Customer relationships - car owners	2,090	2.6
Developed technology	490	0.6
Tradename	80	0.6

Summary of Pro Forma Financial Information
Pro Forma Financial Information (Unaudited)
The following unaudited pro forma financial information summarizes the results of operations for the Company as though the 2023 Business Combination had occurred on January 1, 2022. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company.

Year Ended December 31, 2022 (Unaudited)
Total revenue	$100,533
Net loss	$(153,125)